Other financial liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Other financial liabilities	Other financial liabilities
The detail of Other financial liabilities in the consolidated balance sheets is as follows:

EUR million
	2022	2021	2020
Trade payables	1,563	1,475	1,177
Clearing houses	1,200	650	599
Tax collection accounts:
Public Institutions	5,796	5,315	4,122
Factoring accounts payable	262	275	222
Unsettled financial transactions	5,429	3,779	5,080
Lease liabilities (note 2.l)	2,622	2,856	3,049
Other financial liabilities	20,187	15,523	12,719
	37,059	29,873	26,968
Note 50 contains a detail of the residual maturity periods of other financial liabilities at each year-end.
Lease liabilities
The cash outflow of leases in 2022 was EUR 710 million (EUR 715 million and EUR 789 million in 2021 and 2020, respectively).
The analysis of the maturities of lease liabilities at 31 December 2022, 2021 and 2020 is shown below:

EUR million
	2022	2021	2020
Maturity Analysis - Discounted payments
Within 1 year	707	690	594
Between 1 and 3 years	1,005	933	981
Between 3 and 5 years	454	534	637
Later than 5 years	456	699	837
Total discounted payments at the end of the year	2,622	2,856	3,049
During 2022, 2021 and 2020 there were no significant variable lease payments not included in the valuation of lease liabilities